Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our Non-CEO NEOs and certain financial performance of the Corporation. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered year. For further information concerning the Corporation’s pay-for-performance philosophy and how we align executive compensation with the Corporation’s performance, refer to the CD&A.
Pay Versus Performance Table

Fiscal Year (a)	Summary Compensation Table Total for CEO(i) (b)	Compensation Actually Paid to CEO(ii)(iii) (c)	Average Summary Compensation Table Total for Non-CEO NEOs(i) (d)	Average Compensation Actually paid to Non-CEO NEOs(ii)(iii) (e)	Value of Initial Fixed $100 Investment Based on(iv):		Net Income ($ in thousands) (h)	Company Selected Measure: ROATCE adjusted(v) (i)
					Total Shareholder Return (f)	Peer Group Total Shareholder Return (g)
2023	$5,768,444	$ 8,623,025	$1,910,127	$2,524,242	$159.58	$106.87	$541,342	10.19%
2022	6,323,708	5,415,141	2,022,253	1,811,951	124.26	110.67	1,102,641	15.47
2021	5,119,158	10,039,211	1,761,108	2,847,634	149.29	132.19	934,889	18.47
2020	4,782,575	4,607,841	1,569,334	1,423,613	100.16	92.50	506,622	10.90

(i)
For the years 2020, 2021 2022, and 2023 our CEO was Mr. Alvarez. Non-CEO NEOs refers to our NEO other than the CEO. For the years 2021, 2022, and 2023 the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea. For 2020 the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and E. Sepúlveda.

(ii)
Fair value or change in fair value, as applicable, of equity awards in the “Compensation Actually Paid” columns was determined by reference to (1) for restricted stock awards, closing price on applicable year-end dates or, in the case of vesting dates, the actual vesting price, (2) for performance-based awards (excluding TSR Awards), the same valuation methodology as restricted stock awards above except year-end and vesting date values are multiplied by the probability of achievement as of each such date, and (3) for TSR-based performance awards, the fair value calculated by a Monte Carlo simulation model as of the applicable year-end date(s) or, in the case of vesting date, the actual vesting price and probability of achievement.

(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Included in CAP Amount(b)
2023	$3,081,501	—	$5,936,082	$679,086	$5,312	$1,298,513

(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2023, as the Corporation’s defined benefit plans have been frozen since 2009. The 2023 increase for Non-CEO NEOs was mainly due to a decrease in the interest rates used for measuring plan liabilities. Present value for changes in pension value was determined using year-end Statement of Financial Accounting Standard Codification Topic 715 assumptions with the following exception: payments are assumed to begin at the earliest possible retirement date at which benefits are unreduced (age 55 with 10 years of service).

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO	2023	$ 3,678,340	$ 1,820,379	$ 47,802	$ 233,677	—	$ 155,884	$ 5,936,082
Non-CEO NEOs	2023	780,383	401,689	32,435	46,718	—	37,289	1,298,513

(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

(iv)	The peer group selected for TSR is the Nasdaq Bank Index, as reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.
(v)
Adjusted Return on Average Tangible Common Equity (“ROATCE”) measures how well the Corporation’s management is using its capital from investors to generate profits. ROATCE is computed by dividing net earnings applicable to common shareholders by average tangible common shareholders’ equity. Goodwill, other intangible assets (i.e., intellectual property, licenses, patents, etc.), and unrealized gains and losses from available for sale and held to maturity investments are excluded from the equity calculation. The value derived from the foregoing calculation is adjusted for items that are non-recurring, unusual or not indicative of ongoing operations.

Company Selected Measure Name	Adjusted Return on Average Tangible Common Equity (“ROATCE”)
Named Executive Officers, Footnote
(i)
For the years 2020, 2021 2022, and 2023 our CEO was Mr. Alvarez. Non-CEO NEOs refers to our NEO other than the CEO. For the years 2021, 2022, and 2023 the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and M. Chinea. For 2020 the Non-CEO NEOs were: Messrs. C. Vázquez, J. Ferrer, L. Soriano, and E. Sepúlveda.

Peer Group Issuers, Footnote
(iv)	The peer group selected for TSR is the Nasdaq Bank Index, as reported in our Annual Report on Form 10-K for the fiscal year ended December 31, 2023.

PEO Total Compensation Amount	$ 5,768,444	$ 6,323,708	$ 5,119,158	$ 4,782,575
PEO Actually Paid Compensation Amount	$ 8,623,025	5,415,141	10,039,211	4,607,841
Adjustment To PEO Compensation, Footnote
(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Included in CAP Amount(b)
2023	$3,081,501	—	$5,936,082	$679,086	$5,312	$1,298,513

(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2023, as the Corporation’s defined benefit plans have been frozen since 2009. The 2023 increase for Non-CEO NEOs was mainly due to a decrease in the interest rates used for measuring plan liabilities. Present value for changes in pension value was determined using year-end Statement of Financial Accounting Standard Codification Topic 715 assumptions with the following exception: payments are assumed to begin at the earliest possible retirement date at which benefits are unreduced (age 55 with 10 years of service).

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO	2023	$ 3,678,340	$ 1,820,379	$ 47,802	$ 233,677	—	$ 155,884	$ 5,936,082
Non-CEO NEOs	2023	780,383	401,689	32,435	46,718	—	37,289	1,298,513

(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

Non-PEO NEO Average Total Compensation Amount	$ 1,910,127	2,022,253	1,761,108	1,569,334
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,524,242	1,811,951	2,847,634	1,423,613
Adjustment to Non-PEO NEO Compensation Footnote
(iii)	The adjustments (exclusions and additions) made to the Summary Compensation Total (SCT) to calculate the Compensation Actually Paid (CAP) amount are the following:

	CEO			Non-CEO NEOs
	Stock Awards Excluded from SCT	Change in Pension Value Excluded from SCT(a)	Value of Stock Awards Added to CAP Amount(b)	Average Stock Awards Excluded from SCT	Average Change in Pension Value Excluded from SCT(a)	Average Value of Stock Awards Included in CAP Amount(b)
2023	$3,081,501	—	$5,936,082	$679,086	$5,312	$1,298,513

(a)
This column contains the required accounting representation of the annual change in present value of the pension benefit as of December 31st. No additional pension benefits were earned in 2023, as the Corporation’s defined benefit plans have been frozen since 2009. The 2023 increase for Non-CEO NEOs was mainly due to a decrease in the interest rates used for measuring plan liabilities. Present value for changes in pension value was determined using year-end Statement of Financial Accounting Standard Codification Topic 715 assumptions with the following exception: payments are assumed to begin at the earliest possible retirement date at which benefits are unreduced (age 55 with 10 years of service).

(b)	The amounts deducted or added in calculating the equity award adjustments are as follows:

	Year	Year-end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)(A)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
CEO	2023	$ 3,678,340	$ 1,820,379	$ 47,802	$ 233,677	—	$ 155,884	$ 5,936,082
Non-CEO NEOs	2023	780,383	401,689	32,435	46,718	—	37,289	1,298,513

(A)
The values in this column reflect the fair value of a portion of a restricted stock award that was vested and withheld upon the grant of such award to a retirement eligible NEO for purposes of satisfying applicable tax obligations of the retirement eligible NEO in connection with the restricted stock award.

Compensation Actually Paid vs. Total Shareholder Return
Relation Between “Compensation Actually Paid” and Performance Measures
We believe the Pay versus Performance table above shows the alignment between compensation actually paid to the NEOs and the Corporation’s performance, consistent with our compensation philosophy cited in our CD&A section titled “Highlights of Our 2023 Executive Compensation Program and Pay Decisions”. In particular, a large portion of the NEOs’ compensation is dependent on TSR performance, and the value of compensation increased when our TSR performance increased but declined when our TSR performance declined.
Compensation Actually Paid vs. TSR
The graph below compares the Corporation's cumulative TSR to that of the Nasdaq Bank Index, assuming an initial $100 investment on December 31, 2019 and the value at the end of 2020, 2021, 2022, and 2023, based on the respective stock prices and reinvestment of dividends. In addition, the graph below describes the 4-year (2020-2023) relationship between the CEO and other Non-CEO NEOs compensation actually paid and the Corporation’s TSR.

Compensation Actually Paid vs. Net Income
Relation Between “Compensation Actually Paid” and Performance Measures
We believe the Pay versus Performance table above shows the alignment between compensation actually paid to the NEOs and the Corporation’s performance, consistent with our compensation philosophy cited in our CD&A section titled “Highlights of Our 2023 Executive Compensation Program and Pay Decisions”. In particular, a large portion of the NEOs’ compensation is dependent on TSR performance, and the value of compensation increased when our TSR performance increased but declined when our TSR performance declined.
Compensation Actually Paid vs. Net Income
The graph below describes the 4-year (2020-2023) relationship between the CEO’s and other Non-CEO NEOs’ compensation actually paid and the Corporation’s net income.

Compensation Actually Paid vs. Company Selected Measure
Relation Between “Compensation Actually Paid” and Performance Measures
We believe the Pay versus Performance table above shows the alignment between compensation actually paid to the NEOs and the Corporation’s performance, consistent with our compensation philosophy cited in our CD&A section titled “Highlights of Our 2023 Executive Compensation Program and Pay Decisions”. In particular, a large portion of the NEOs’ compensation is dependent on TSR performance, and the value of compensation increased when our TSR performance increased but declined when our TSR performance declined.
Compensation Actually Paid vs. ROATCE (adjusted)
The graph below describes the 4-year (2020-2023) relationship between the CEO’s and other Non-CEO NEOs’ compensation actually paid and the Corporation’s adjusted ROATCE.

Total Shareholder Return Vs Peer Group
Relation Between “Compensation Actually Paid” and Performance Measures
We believe the Pay versus Performance table above shows the alignment between compensation actually paid to the NEOs and the Corporation’s performance, consistent with our compensation philosophy cited in our CD&A section titled “Highlights of Our 2023 Executive Compensation Program and Pay Decisions”. In particular, a large portion of the NEOs’ compensation is dependent on TSR performance, and the value of compensation increased when our TSR performance increased but declined when our TSR performance declined.
Compensation Actually Paid vs. TSR
The graph below compares the Corporation's cumulative TSR to that of the Nasdaq Bank Index, assuming an initial $100 investment on December 31, 2019 and the value at the end of 2020, 2021, 2022, and 2023, based on the respective stock prices and reinvestment of dividends. In addition, the graph below describes the 4-year (2020-2023) relationship between the CEO and other Non-CEO NEOs compensation actually paid and the Corporation’s TSR.

Tabular List, Table
The following were the most important financial performance measures, as determined by the Corporation, that link compensation actually paid to our CEO and Non-CEO NEOs to the Corporation’s performance for the most recently completed fiscal year:

Most Important Performance Measures
Net Income
Total Shareholder Return (TSR)
Return on Average Tangible Common Equity (ROATCE – adjusted)

Total Shareholder Return Amount	$ 159.58	124.26	149.29	100.16
Peer Group Total Shareholder Return Amount	106.87	110.67	132.19	92.5
Net Income (Loss)	$ 541,342,000	$ 1,102,641,000	$ 934,889,000	$ 506,622,000
Company Selected Measure Amount	0.1019	0.1547	0.1847	0.109
PEO Name	Mr. Alvarez	Mr. Alvarez	Mr. Alvarez	Mr. Alvarez
Measure:: 1
Pay vs Performance Disclosure
Name	Net Income
Measure:: 2
Pay vs Performance Disclosure
Name	Total Shareholder Return (TSR)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Average Tangible Common Equity (ROATCE – adjusted)
Non-GAAP Measure Description
(v)
Adjusted Return on Average Tangible Common Equity (“ROATCE”) measures how well the Corporation’s management is using its capital from investors to generate profits. ROATCE is computed by dividing net earnings applicable to common shareholders by average tangible common shareholders’ equity. Goodwill, other intangible assets (i.e., intellectual property, licenses, patents, etc.), and unrealized gains and losses from available for sale and held to maturity investments are excluded from the equity calculation. The value derived from the foregoing calculation is adjusted for items that are non-recurring, unusual or not indicative of ongoing operations.

PEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,081,501)
PEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,936,082
PEO | Year-End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,678,340
PEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,820,379
PEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,802
PEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	233,677
PEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	155,884
Non-PEO NEO | Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(679,086)
Non-PEO NEO | Change in Pension Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,312)
Non-PEO NEO | Value of Stock Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,298,513
Non-PEO NEO | Year-End Fair Value of Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	780,383
Non-PEO NEO | Year Over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	401,689
Non-PEO NEO | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	32,435
Non-PEO NEO | Year Over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,718
Non-PEO NEO | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Value of Dividends or Other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 37,289